Related Party Matters	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Matters

7. Related Party Matters

Emerald Health Sciences

On February 1, 2018, the Company entered into an Independent Contractor Agreement with Emerald Health Sciences, pursuant to which Emerald Health Sciences agreed to provide such services as are mutually agreed between the Company and Emerald Health Sciences, including reimbursement for reasonable expenses incurred in the performance of the Independent Contractor Agreement. These services included, but were not limited to, corporate advisory services and technical expertise in the areas of business development, marketing, investor relations, information technology and product development. The Independent Contractor Agreement had an initial term of 10 years and specified compensation which was agreed upon between the Company’s Chief Executive Officer and Emerald Health Sciences’ Chairman, CEO and President on a month-to-month basis. The fee due under this agreement was payable on a monthly basis. Effective December 31, 2019, the Independent Contractor Agreement was terminated. As of March 31, 2020, the Company maintains an accrual of $7,032 in expenses under the Independent Contractor Agreement which have yet to be paid. Under this agreement, no expenses were incurred for the three months ended March 31, 2020. For the three months ended March 31, 2019, the Company incurred expenses of $150,000.

On December 17, 2019, Dr. Avtar Dhillon resigned as the Chairman of the Board and the position of Chairman of the Finance and Business Development Committee of the Board. Concurrently, the Company entered into a Board Observer Agreement with Emerald Health Sciences to allow Dr. Dhillon to continue as a representative of Emerald Health Sciences as a non-voting observer in future meetings of the Board.

On December 19, 2019, the Company entered into an Independent Contractor Services Agreement with Dr. Avtar Dhillon, pursuant to which Dr. Dhillon will provide ongoing corporate finance and strategic business advisory services to the Company. In exchange for his services, Dr. Dhillon will receive a monthly fee of $10,000, with (i) $5,000 paid each month and (ii) $5,000 accruing from the effective date and payable upon the Company’s completion of a material financing. The Board will review the monthly rate paid to Dr. Dhillon within 90 days of the end of each fiscal year. The Independent Contractor Services Agreement has an initial term of one year and will renew automatically thereafter unless terminated earlier by either party. The Independent Contractor Services Agreement may be terminated by either party for cause upon written notice to the other party if the other party defaults in the performance of the agreement in any material respect or materially breaches the terms of the agreement, or without cause upon 30 days’ prior written notice to the other party. On March 30, 2020, the Company and Dr. Dhillon amended the Independent Contractor Services Agreement by agreeing to accrue 100% of Dr. Dhillon’s consulting fees until the Board of Directors determines that the Company has been sufficiently financed to make such payments at which point the Company agrees to pay Dr. Dhillon all of his accrued consulting fees, and a bonus of 10% of his accrued consulting fees, less applicable tax and other withholdings. As of March 31, 2020, the Company has accrued $33,871 in expense related to the Independent Contractor Services Agreement.

11. Related Party Matters

K2C, Inc.

In June 2014, the Company’s U.S. subsidiary entered into an independent contractor agreement with K2C, Inc. (“K2C”), which is wholly owned by the Company’s former Executive Chairman and Co-Founder, Mr. Cosmas N. Lykos, pursuant to which the Company paid K2C a monthly fee for services performed by Mr. Lykos for the Company. The agreement expired on June 1, 2017, and was automatically renewed for one year pursuant to the terms of the agreement. The monthly fee under the agreement was $10,000 and increased to $20,000 effective April 1, 2017.

In February 2018, the Company entered into a separation and release agreement with K2C, which provided for a lump sum payment of $180,000 and the immediate vesting of 900,000 shares of restricted common stock granted on January 18, 2018, 325,000 shares of restricted common stock granted on October 20, 2015, and 125,000 options granted on November 21, 2014, in exchange for a release of claims and certain other agreements. During the year ended December 31, 2018, the Company recognized additional stock-based compensation expense of $112,270 for these restricted stock and option awards.

For the year ended December 31, 2019, no expense was incurred under this agreement. For the year ended December 31, 2018, total expense incurred under this agreement was $220,000 (including the previously discussed lump sum payment). Under the separation agreement, Mr. Lykos was allowed to participate in the Company’s health, death and disability insurance plans for six months subsequent to K2C’s separation.

Emerald Health Sciences

On February 1, 2018, the Company entered into an Independent Contractor Agreement with Emerald Health Sciences, pursuant to which Emerald Health Sciences agreed to provide such services as are mutually agreed between the Company and Emerald Health Sciences, including reimbursement for reasonable expenses incurred in the performance of the Independent Contractor Agreement. These services included, but were not limited to, corporate advisory services and technical expertise in the areas of business development, marketing, investor relations, information technology and product development. The Independent Contractor Agreement had an initial term of 10 years and specified compensation which was agreed upon between the Company’s Chief Executive Officer and Emerald Health Sciences’ Chairman, CEO and President on a month-to-month basis. The fee due under this agreement was payable on a monthly basis. Under this agreement, for the years ended December 31, 2019 and 2018, the Company incurred expenses of $542,000 and $550,000, respectively. At December 31, 2019, the Company has accrued $10,000 in expense under this agreement. Effective December 31, 2019, the Independent Contractor Agreement has been terminated.

On February 6, 2018, the Company entered into a Consulting Agreement with Dr. Avtar Dhillon, the Chairman, Chief Executive Officer and President of Emerald Health Sciences. The services under the Consulting Agreement included corporate finance and strategic business advisory services. The Consulting Agreement had an initial term of one year and was renewable automatically unless terminated by either party. The agreement specified an annual fee of $60,000, payable semi-monthly in installments, and included reimbursement for reasonable expenses incurred in the performance of the services. Under the agreement, Dr. Avtar Dhillon was also entitled to a discretionary annual bonus, payable 120 days after each fiscal year-end, to be determined by the Board upon its annual review. Under this agreement, for the year ended December 31, 2018, the Company incurred $45,000. The Consulting Agreement was canceled on October 5, 2018 in connection with the Company’s entry into the Credit Agreement with Emerald Health Sciences (See Note 4) and Dr. Avtar Dhillon’s appointment as the Executive Chairman of the Company’s Board.

On December 17, 2019, Dr. Avtar Dhillon resigned as the Chairman of the Board and the position of Chairman of the Finance and Business Development Committee of the Board. Concurrently, the Company entered into a Board Observer Agreement with Emerald Health Sciences to allow Dr. Dhillon to continue as a representative of Emerald Health Sciences as a non-voting observer in future meetings of the Board.

On December 19, 2019, the Company entered into an Independent Contractor Services Agreement with Dr. Avtar Dhillon, pursuant to which Dr. Dhillon will provide ongoing corporate finance and strategic business advisory services to the Company. In exchange for his services, Dr. Dhillon will receive a monthly fee of $10,000, with (i) $5,000 paid each month and (ii) $5,000 accruing from the effective date and payable upon the Company’s completion of a material financing. The Board will review the monthly rate paid to Dr. Dhillon within 90 days of the end of each fiscal year. The Independent Contractor Services Agreement has an initial term of one year and will renew automatically thereafter unless terminated earlier by either party. The Independent Contractor Services Agreement may be terminated by either party for cause upon written notice to the other party if the other party defaults in the performance of the agreement in any material respect or materially breaches the terms of the agreement, or without cause upon 30 days’ prior written notice to the other party.